Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Basis of presenting financial statements
(a) Basis of presenting financial statements
The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.
The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to revenue recognition for revenue from contracts with customers, initial direct costs to originate leases and loans, use of a straight-line basis of depreciation for operating lease assets, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and other intangible assets in business combinations, accounting for pension plans, accounting for sales of the parent’s ownership interest in subsidiaries, classification in the statements of cash flows, accounting for transfer of financial assets, accounting for investment in securities, accounting for fair value option, accounting for lessee’s lease and reflection of the income tax effect on such adjustments.

Principles of consolidation
(b) Principles of consolidation
The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20% – 50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied. In addition, the consolidated financial statements include VIEs to which the Company and its subsidiaries are primary beneficiaries.
A certain
overseas
subsidiary consolidates subsidiaries determined as investment companies under ASC 946 (“Financial Services—Investment Companies”). Investments held by the investment company subsidiaries are carried at fair value with changes in fair value recognized in earnings.
A lag period of up to three months is used on a consistent basis for recognizing the results of certain subsidiaries and affiliates.
All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates
(c) Use of estimates
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. The Company makes estimates and assumptions to the selection of valuation techniques and determination of assumptions used in fair value measurements, the determination and periodic reassessment of the unguaranteed residual value for finance leases and operating leases, the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs, the determination of the allowance for doubtful receivables on finance leases and probable loan losses, the recognition and measurement of impairment of long-lived assets, the recognition and measurement of impairment of investment in securities, the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions, the assessment and measurement of effectiveness in hedging relationship using derivative financial instruments, the determination of benefit obligation and net periodic pension cost and the recognition and measurement of impairment of goodwill and indefinite-lived intangible assets.
In addition, we carefully considered the future outlook regarding the spread of the COVID-19. As of March 31, 2020, there was no significant impact on our accounting estimates. However, the outlook for future outbreaks of COVID-19 and the resulting global economic slowdown is uncertain and it may change rapidly. Therefore our accounting estimates may change over time.

Foreign currencies translation
(d) Foreign currencies
translation
The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date. Monetary assets and liabilities in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates at the end of each fiscal year.
The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in other comprehensive income (loss), net of applicable income taxes, arise from the translation of foreign currency financial statements into Japanese yen.

Revenue recognition
(e) Revenue recognition
The Company and its subsidiaries recognize revenues from only contracts with customers, such as sales of goods and real estate, and services income, based on the following five steps;
Step 1: Identify the contract(s) with a customer
Step 2: Identify the performance obligations in the contract
Step 3: Determine the transaction price
Step 4: Allocate the transaction price to the performance obligations in the contract
Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation
In accordance with these steps, revenues are recognized to depict the transfer of promised goods or services to customers in the amounts that reflect the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues are recognized net of discount, incentives and estimated sales returns. In case that the Company and its subsidiaries receive payment from customers before satisfying performance obligations, the amounts are recognized as contract liabilities. In transactions that involve third parties, if the Company and its subsidiaries control the goods or services before they are transferred to the customers, revenue is recognized on gross amount as the principal.
Excluding the aforementioned policy, the policies as specifically described hereinafter are applied for each of revenue items.
Finance Revenues
—Finance revenues mainly include revenues from finance leases, installment loans, and financial guarantees.
(1) Revenues from finance leases
Lessor leases consist of leases for various equipment types, including office equipment, industrial machinery, transportation equipment and real estates. Net investment in leases includes sales-type leases and direct financing leases which are full-payout leases. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases. Interest income on net investment in leases is recognized over the life of each respective lease using the interest method. When lease payment is variable, it is accounted for as income in profit or loss in the period when the changes in facts and circumstances on which the variable payment is based occur. In providing leasing services, the Company and its subsidiaries execute supplemental businesses, such as handling taxes and paying insurance on leased assets on behalf of lessees. The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of residual values are determined based on market values of used equipment, estimates of when and the extent to which equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs of sales-type leases and direct financing leases are being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs of sales-type leases and direct financing leases is reflected as a component of net investment in leases.
(2) Revenues from installment loans
Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, net of origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method. Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.
(3) Revenues from financial guarantees
At the inception of a guarantee, fair value for the guarantee is recognized as a liability in the consolidated balance sheets. The Company and its subsidiaries recognize revenue mainly over the term of guarantee by a systematic and rational amortization method as the Company and the subsidiaries are released from the risk of the obligation.
(4)
Non-accrual
policy
In common with all classes,
past-due
financing receivables are receivables for which principal or interest is past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financing receivables if the principals and interests are not past-due
30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines
that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to net investment in leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual
loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return non-accrual
loans and lease receivables to accrual status when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtors’ creditworthiness, such as the debtors’ business characteristics and financial conditions as well as relevant economic conditions and trends.
Gains on investment securities and dividends
—
Gains on investment securities are recorded on a trade date basis. Dividends are recorded when right to receive dividends is established.
Operating leases
—
Revenues from operating leases are recognized on a straight-line basis over the contract terms. When lease payment is variable, it is accounted for as income in profit or loss in the period when the changes in facts and circumstances on which the variable payment is based occur. In providing leasing services, the Company and its subsidiaries execute supplemental businesses, such as handling taxes and paying insurance on leased assets on behalf of lessees.

Investment in operating leases is recorded at cost less accumulated depreciation and is depreciated over their estimated useful lives mainly on a straight-line basis. The estimated average useful lives of principal operating lease assets classified as transportation equipment is
5
years, measuring and information-related equipment is
4
years, real estate (other than land) is
32
years and other is
9
years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets are included in operating lease revenues.
Estimates of residual values are based on market values of used equipment, estimates of when and the extent to which equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs of operating leases are being deferred and amortized as a straight-line basis over the life of the related lease.

The unamortized balance of initial direct costs is reflected as in
vestment in
operating leases.

Insurance and reinsurance transactions
(f) Insurance and reinsurance transactions
Premium income from life insurance policies, net of premiums on reinsurance ceded, is recognized as earned premiums when due.
Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities and policy account balances for future policy benefits are measured using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, medical insurance and individual annuity insurance contracts. For policies other than individual annuity insurance contracts, computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. A certain subsidiary continually evaluates the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative and uses the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.
The insurance contracts sold by the subsidiary include variable annuity, variable life and fixed annuity insurance contracts. The subsidiary manages investment assets on behalf of variable annuity and variable life

Allowance for doubtful receivables on net investment in leases and probable loan losses
(g) Allowance for doubtful receivables on
net investment in
leases and probable loan
losses
The allowance for doubtful receivables on net investment in leases and probable loan losses is maintained at a level which, in the judgment of management, is appropriate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.
Developing the allowance for doubtful receivables on net investment in leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the appropriateness of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off
experience, current delinquencies and delinquency trends, future cash flows expected to be received from the net investment in leases and loans and value of underlying collateral and guarantees.
Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired
loans, including loans that are not individually evaluated for impairment, and net investment in leases, the Company and its subsidiaries evaluate prior charge-off
experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on net investment in leases and probable loan losses considering the prior charge-off
experience and current economic conditions.
The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

Impairment of long-lived assets
(h) Impairment of long-lived assets
The Company and its subsidiaries perform a recoverability test for long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office buildings, condominiums, mega solar and other properties under facility operations, whenever events or changes in circumstances indicated that the assets might be impaired. The assets are considered not recoverable when the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets. The carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

Investment in securities
(i) Investment in securities
Equity securities are generally reported at fair value with unrealized gains and losses included in income. Equity securities without readily determinable fair values are recorded at its cost minus impairment, if any, plus or minus changes resulting from observable price changes under the election of the measurement alternative, except for investments which are valued at net asset value per share.
Equity securities elected to apply the measurement alternative are written down to its fair value with losses included in income if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value.
In addition, investments included in equity securities that are accounted for under the equity method are recorded at fair value with unrealized gains and losses included in income if certain subsidiaries elect the fair value option.
Trading debt securities are reported at fair value with unrealized gains and losses included in income.
Available-for-sale
debt securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes, except for investments which are recorded at fair value with unrealized gains and losses included in income by electing the fair value option.
Held-to-maturity
debt securities are recorded at
amortized
cost.
For debt securities other than trading, where the fair value is less than the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met. When the Company and its subsidiaries deem a debt security to be other-than-temporarily impaired, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value of the debt security in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. However, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt security into the credit loss component and the non-credit
loss component. The credit loss component is recognized in earnings, and the non-credit
loss component is recognized in other comprehensive income (loss), net of applicable income taxes.
Income taxes
(j) Income taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for tax loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. The Company and its subsidiaries release to earnings stranded income tax effects in accumulated other comprehensive income (loss) resulting from changes in tax laws or rates or changes in judgment about realization of a valuation allowance on a specific identification basis when the individual items are completely sold or terminated. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.
The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions and recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure tax positions that meet the recognition threshold at the largest amount of tax benefit that is greater than 50 percent likely to be realized upon settlement with the taxing authority. The Company and its subsidiaries present an unrecognized tax benefit as either a reduction of a deferred tax asset, a reduction of an amount refundable or a liability, based on the intended method of settlement. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.
The Company and certain subsidiaries have elected to file a consolidated tax return in Japan
for National Corporation tax purposes.

Securitized assets
(k) Securitized assets
The Company and its subsidiaries have securitized and sold to investors various financial assets such as lease receivables and loan receivables. In the securitization process, the assets to be securitized are sold to trusts or special purpose companies, collectively special purpose entities (“SPEs”) that issue asset-backed beneficial interests and securities to the investors.
SPEs used in securitization transactions are consolidated if the Company and its subsidiaries are the primary beneficiary of the SPEs, and the transfers of the financial assets to those consolidated SPEs are not accounted for as sales. Assets held by consolidated SPEs continue to be accounted for as lease receivables or loan receivables, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. When the Company and its subsidiaries have transferred financial assets to a transferee that is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.
The Company and certain subsidiaries originate and sell loans into the secondary market, while retaining the obligation to service those loans. In addition, a certain subsidiary undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayments and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

Derivative financial instruments
(l) Derivative financial instruments
The Company and its subsidiaries recognize all derivatives on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives for the purpose of economic hedge that are not qualified for hedge accounting are adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against changes in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss), net of applicable income taxes.
If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.
If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss), net of applicable income taxes, until earnings are affected by the variability in cash flows of the designated hedged item.
If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), net of applicable income taxes, depending on whether the hedging activity is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value are recorded in the foreign currency translation adjustments account within other comprehensive income (loss), net of applicable income taxes.
Starting from this fiscal year, the Company and its subsidiaries select either the amortization approach or the fair value approach, depending on the type of hedging activity, for the initial value of the component excluded from the assessment of effectiveness, and recognize it through the consolidated statements of income. When the amortization approach is adopted, the change in fair value is recognized in earnings using a systematic and rational method over the life of the hedging instrument and then any difference between the change in fair value and the amount recognized in earnings is recognized in other comprehensive income (loss), net of applicable income taxes. When the fair value approach is adopted, the change in the fair value is immediately recognized through the consolidated statements of income. In the past fiscal year, the change in fair value of the component excluded from the assessment of effectiveness and the ineffective portion of qualified hedges were immediately recognized through the consolidated statements of income.
For all hedging relationships that are designated and qualified for hedge accounting, at the inception of the hedge, the Company and its subsidiaries formally document the details of the hedging relationship and the hedging activity. The Company and its subsidiaries formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

Pension plans
(m) Pension plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. The costs of pension plans are accrued based on amounts determined using actuarial methods, with assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.
The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

Stock-based compensation
(n) Stock-based compensation
In principle, the Company and its subsidiaries measure stock-based compensation expense as consideration for services provided by employees based on the fair value on the grant date. The costs are recognized over the requisite service period.

Stock splits
(o) Stock splits
Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in
capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.
As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code became unnecessary.
In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in
capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in
capital is increased by the excess of the market value over par value of the shares issued.
Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in
capital as of March 31, 2020 would have increased by approximately ¥24,674 million, with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. Stock splits on May 19, 2000 were excluded from the above amounts because the stock splits were not considered to be stock dividends under U.S. GAAP.

Cash and cash equivalents	(p) Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.
Restricted cash
(q) Restricted cash
Restricted cash consists of trust accounts under securitization programs and real estate, deposits related to servicing agreements, deposits collected on the underlying assets and applied to non-recourse
loans, deposits held on behalf of third parties in the aircraft-related business and others.

Property under facility operations
(r) Property under facility operations
Property under facility operations consist primarily of operating facilities (including hotels and training facilities) and environmental assets (including mega solar and thermal power stations), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2018, 2019 and 2020 were ¥25,444 million, ¥28,133 million and ¥27,147 million, respectively. Accumulated depreciation was ¥102,185 million and ¥105,433 million as of March 31, 2019 and 2020, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for structures and up to 30 years for others.

Trade notes, accounts and other receivable
(s) Trade notes, accounts and other receivable
Trade notes, accounts and other receivable primarily include accounts receivables in relation to sales of assets to be leased, inventories and other assets, payment made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to lease contracts, and receivables relating to debt securities sold.

Inventories
(t) Inventories
Inventories consist primarily of residential condominiums under development, completed residential condominiums (including those waiting to be delivered to buyers under the contract for sale), and merchandise for sale. Residential condominiums under development are carried at cost less any impairment losses, and completed residential condominiums and merchandise for sale are stated at the lower of cost or fair value less cost to sell. The cost of inventories that are unique and not interchangeable is determined on the specific identification method and the cost of other inventories is principally determined on the average method. As of March 31, 2019 and 2020, residential condominiums under development were ¥55,860 million and ¥56,156 million, respectively, and completed residential condominiums and merchandise for sale were ¥59,835 million and ¥69,857 million, respectively.
The Company and its subsidiaries recorded ¥936 million, ¥703 million and ¥863 million of write-downs principally on completed residential condominiums and merchandise for sale for fiscal 2018, 2019 and 2020, respectively, primarily resulting from a decrease in expected sales price. These write-downs were recorded in costs of goods and real estate sold and included in Real Estate segment, Investment and Operation segment and Corporate Financial Services segment.

Office facilities
(u) Office facilities
Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal
2018, 2019 and 2020 were ¥5,131 million, ¥4,912 million and ¥7,714 million, respectively. Accumulated depreciation was ¥54,499 million and ¥68,117 million as of March 31, 2019 and 2020, respectively. Estimated useful lives range up to 62 years for buildings and structures and up to 20 years for machinery and equipment.

Right-of-use assets
(v)
Right-of-use
assets
The Company and its subsidiaries record the ROU assets recognized from the lessee’s lease transaction as investment in operating leases, property under facility operations and office facilities. Lease liabilities are included in other liabilities.
ROU assets are consisted of the amount of the initial measurement of the lease liability and any lease payments made to the lessor at or before the commencement date and stated at cost less accumulated amortization. The initial measurement of the lease liability is at the present value of the lease payments not yet paid, discounted using the discount rate for the lease at lease commencement. ROU assets of finance leases are amortized mainly on a straight-line basis over the lease term. ROU assets of operating leases are amortized over the lease term by the fixed term operating cost minus the interest cost. Amortization of ROU assets of finance leases and operating leases expenses are included in costs of operating leases, services expense and selling, general and administrative expenses.

Other assets
(w) Other assets
Other assets consist primarily of goodwill and other intangible assets in acquisitions, reinsurance recoverables in relation to reinsurance contracts, deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to construction of real estate under operating leases and property under facility operations, prepaid benefit cost, servicing assets, derivative assets, contract assets related to real estate contract works and deferred tax assets.

Goodwill and other intangible assets
(x) Goodwill and other intangible assets
The Company and its subsidiaries account for all business combinations using the acquisition method. The Company and its subsidiaries recognize intangible assets acquired in a business combination apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separately identifiable criterion. Goodwill is measured as an excess of the aggregate of consideration transferred and the fair value of noncontrolling interests over the net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed in the business combination measured at fair value. The Company and its subsidiaries would recognize a bargain purchase gain when the amount of recognized net assets exceeds the sum of consideration transferred and the fair value of noncontrolling interests. In a business combination achieved in stages, the Company and its subsidiaries remeasure their previously held equity interest at their acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.
The Company and its subsidiaries perform an impairment test for goodwill and any indefinite-lived intangible assets at least annually. Additionally, if events or changes in circumstances indicate that the asset might be impaired, the Company and its subsidiaries test for impairment when such events or changes occur.
The Company and its subsidiaries have the option to perform a qualitative assessment to determine whether to calculate the fair value of a reporting unit under the first step of the two-step
goodwill impairment test. The Company and its subsidiaries perform the qualitative assessment for some goodwill but bypass the qualitative assessment and proceed directly to the first step of the two-step
impairment test for other goodwill. For the
goodwill for which the qualitative assessment is performed, if, after assessing the totality of events or circumstances, the Company and/or subsidiaries determine that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the two-step
impairment test. However, if the Company and/or subsidiaries conclude otherwise or determine to bypass the qualitative assessment, the Company and/or subsidiaries proceed to perform the first step of the two-step
impairment test. The first step of goodwill impairment test, used to identify potential impairment, calculates the fair value of the reporting unit and compares the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, the second step of the goodwill
impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares implied fair value of goodwill with its carrying amount. If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments.
The Company and its subsidiaries have the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired. The Company and its subsidiaries perform the qualitative assessment for some indefinite-lived intangible assets but bypass the qualitative assessment and perform the quantitative assessment for other indefinite-lived intangible assets. For those indefinite-lived intangible assets for which the qualitative assessment is performed, if, after assessing the totality of events and circumstances, the Company and/or subsidiaries conclude that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the Company and/or subsidiaries do not perform the quantitative impairment test. However, if the Company and/or subsidiaries conclude otherwise or determine to bypass the qualitative assessment, the Company and/or subsidiaries calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
Intangible assets with finite lives are amortized over their useful lives and tested for impairment. The Company and its subsidiaries perform a recoverability test for the intangible assets whenever events or changes in circumstances indicate that the assets might be impaired. The intangible assets are considered not recoverable when the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, and the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount.

Trade notes, accounts and other payable
(y) Trade notes, accounts and other payable
Trade notes, accounts and other payable include primarily accounts payable in relation to purchase of assets to be leased, merchandise for sale and other assets, accounts payable in relation to construction work of residential condominiums and deposits received mainly for withholding income tax.

Other Liabilities
(z) Other Liabilities
Other liabilities include primarily lease liabilities recognized from the lessee’s lease transaction, accrued expenses related to interest and bonus, accrued benefit liability, advances received from lessees in relation to lease contracts, deposits received from real estate transaction, contract liabilities mainly related to automobile maintenance services and software services, and derivative liabilities.

Capitalization of interest costs
(aa) Capitalization of interest costs
The Company and its subsidiaries capitalized interest costs of ¥1,043 million, ¥940 million and ¥622 million in fiscal 2018, 2019 and 2020, respectively, primarily related to assets under construction such as specific environmental assets, long-term real estate development and ship projects.

Advertising
(ab) Advertising
The costs of advertising are expensed as incurred. The total amounts charged to advertising expense in fiscal 2018, 2019 and 2020 were ¥26,083 million, ¥20,650 million and ¥16,480 million, respectively.

Earnings per share
(ac) Earnings per share
Basic earnings per share is computed by dividing net income attributable to ORIX Corporation shareholders by the weighted average number of shares of outstanding common stock in each period. Diluted earnings per share is calculated by reflecting the potential dilution that could occur if securities or other contracts issuing common stock were exercised or converted into common stock.

Additional acquisition and partial sale of the parent's ownership interest in subsidiaries
(ad) Additional acquisition and partial sale of the parent’s ownership interest in subsidiaries
Additional acquisition of the parent’s ownership interest in subsidiaries and partial sale of such interest where the parent continues to retain control of the subsidiary are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained.

Redeemable noncontrolling interests
(ae) Redeemable noncontrolling interests
Noncontrolling interests in a certain subsidiary are redeemable preferred shares which are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between liabilities and equity on the consolidated balance sheets at its estimated redemption value.

Issuance of stock by an affiliate
(af) Issuance of stock by an affiliate
When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize the
gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

New accounting pronouncements
(ag) New accounting pronouncements
In February 2016, Accounting Standards Update
2016-02
(ASC 842 (“Leases”)) was issued, and related amendments were issued thereafter. These updates require a lessee to recognize most leases on the balance sheet. Lessor accounting remains substantially similar to current U.S. GAAP but with some changes. These updates require an entity to disclose more information about leases than under the current disclosure requirements. The Company and its subsidiaries adopted these updates, including Accounting Standards Update
2019-01,
on April 1, 2019 and used the beginning of the fiscal year of adoption as the date of initial adoption. Consequently, financial information of comparative periods has not been updated and the disclosures required under the New Lease Standard are not provided for periods before April 1, 2019.
The New Lease Standard provides a number of optional practical expedients in transition. The Company and its subsidiaries have elected the “package of practical expedients”, which permits the Company and its subsidiaries to not reassess under the New Lease Standard the prior conclusions about lease identification, lease classification and initial direct costs. The Company and its subsidiaries have elected other New Lease Standard’s available transitional practical expedients. The New Lease Standard also provides practical expedients for an entity’s ongoing accounting. The Company and its subsidiaries have elected the short-term lease recognition exemption mainly for vehicle and office equipment leases. Consequently, for those leases that meet the requirements, the Company and its subsidiaries have not recognized ROU assets or lease liabilities, and this includes not recognizing ROU assets or lease liabilities for existing short-term leases of those assets in transition. The Company and its subsidiaries also have elected the practical expedient to not separate lease and non-lease
components for part of leases as lessors. The Company and its subsidiaries have expanded their disclosures regarding lessee and lessor.
The impact of the adoption of these updates has resulted in a gross up of ROU assets and corresponding lease liabilities principally for operating leases, such as land leases and office and equipment leases where it is the lessee. The effect of the adoption of these updates on the Company and its subsidiaries’ financial position at the adoption date were
increases
in
ROU assets of ¥134,345 million in investment in operating leases, ¥77,989 million in property under facility operations,
and
¥75,805 million in office facilities and lease liabilities of ¥284,867 million in other liabilities in the consolidated balance sheet as of April 1, 2019. ROU assets in investment in operating leases, property under facility operations and office facilities were ¥121,553 million, ¥73,226 million and ¥75,381 million, respectively, and lease liabilities in other liabilities were ¥266,790 million as of March 31, 2020. The impact of the adoption of these updates has resulted in a gross up of revenues and expen
s
es
of
 certain lessor costs, such as property taxes and insurance cos ts
. The effect of the adoption of
these
update
s
on the Company and its subsidiaries’ results of operation was an
increase
in
finance revenues
by
¥19,953 million,
an
increase
in
revenues
from
operating leases
by
¥24,157 million,
an
increase
in
costs of operating leases
by
¥24,159 million and
an
increase
in
other (income) and expense
by
¥19,952 million in the consolidated statement of income
for the
fiscal
year
. In the consolidated statements of cash flows, cash receipts from lessor’s finance leases have been reclassified from principal payments received under direct financing leases of cash flows from investing activities to principal payments received under net investment in leases of cash flows from operating activities.
In June 2016, Accounting Standards Update
2016-13
(“Measurement of Credit Losses on Financial Instruments”—ASC 326 (“Financial Instruments—Credit Losses”)) was issued, and related amendments were issued thereafter. These updates significantly change how companies measure and recognize credit impairment for many financial assets. The new current expected credit loss model requires companies to immediately recognize an estimate of credit losses expected to occur over the remaining life of the financial assets that are within the scope of these updates. These updates also make targeted amendments to the current impairment model for available-for-sale
debt securities. These updates are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The amendments in these updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. Early application is permitted for fiscal year beginning after December 15, 2018, including interim periods within the fiscal year. The Company and its subsidiaries will adopt these updates on April 1, 2020. Based on the Company and its subsidiaries’ assessment and best estimates to date, the allowance for credit losses for financial assets such as installment loans, net investment in leases and off-balance-sheet
credit exposures such as financial guarantees and loan commitments are expected to increase due to the changes of the measurement of the allowance for credit losses. The effect of the adoption of these
u
pdates on the Company and its subsidiaries’ financial position at the adoption date will be an increase of approximately ¥32,000 million in the allowance for credit losses for financial assets, an increase of approximately ¥29,000 million in other liabilities related to off-balance sheet credit exposures and a decrease of approximately ¥44,000 million in  retained earnings in the consolidated balance sheets as of April 1, 2020. The Company and its subsidiaries continue to improve internal controls relevant to the new current expected credit loss model. The Company and its subsidiaries will expand their disclosures that are required by these updates, primarily regarding credit quality information and estimates of the allowance for credit losses.
In January 2017, Accounting Standards Update
2017-04
(“Simplifyin
g
 the Test for Goodwill Impairment”—ASC 350 (“Intangible—Goodwill and Other”)) was issued. This update eliminates Step 2 from the current goodwill impairment test. Instead, goodwill impairments would be measured by the amount by which the carrying amount exceeds the reporting unit’s fair value. This update also eliminates the requirement for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it is more likely than not that the goodwill is impaired, to perform Step 2 of the goodwill impairment test. This update is effective for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019 and should be applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates on or after January 1, 2017. The Company and its subsidiaries will adopt this update on April 1, 2020. Generally, the effect of adopting this update on the Company and its subsidiaries’ results of operation or financial position will depend on the outcomes of future goodwill impairment tests.
In August 2017, Accounting Standards Update
2017-12
(“Targeted Improvements to Accounting for Hedging Activities”—ASC 815 (“Derivatives and Hedging”)) was issued, and related amendments were issued thereafter. These updates change the recognition and presentation requirements of hedge accounting including eliminating the requirements to separately measure and report hedge ineffectiveness and presenting the entire change in the fair value of the hedging instrument that affects earnings in the same income statement line as the hedged item. The Company and its subsidiaries adopted these updates on April 1, 2019. The adoption of these updates had no material effect on the Company and its subsidiaries’ results of operations or financial position.
In August 2018, Accounting Standards Update
2018-12
(“Targeted Improvements to the Accounting for Long-Duration Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued, and related amendments which defer the effective date by one year were issued thereafter. These updates change the recognition, measurement, presentation and disclosure requirements for long-duration contracts issued by an insurance entity. These updates require an insurance entity to review and, if there is a change, update cash flow assumptions at least annually and to update discount rate used for liability for future policy benefits at each reporting date for nonparticipating traditional long-duration and limited-payment contracts. The effect of updating the discount rate is recognized in other comprehensive income (loss). These updates also require market risk benefits to be measured at fair value, and simplify amortization of deferred acquisition costs. Furthermore, these updates require additional disclosures for long-duration contracts. These updates are effective for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early application is permitted. For the liability for future policy benefits and deferred acquisition costs, these updates are applied to contracts in force as of beginning of the earliest period presented (hereinafter, “the transition date” of these updates) on a modified retrospective basis, and an insurance entity may elect to apply retrospectively. For the market risk benefits, these updates are applied retrospectively at the transition date, and the difference between fair value and carrying value requires an adjustment to retained earnings at the transition date. The cumulative effect of changes in the instrument-specific credit risk between contract inception date and the transition date should be recognized in accumulated other comprehensive income at the transition date. The Company and its subsidiaries will adopt these updates on April 1, 2022. The Company and its subsidiaries are currently evaluating the effect that the adoption of these updates will have on the Company and its subsidiaries’ results of operations or financial position, as well as changes in disclosures required by these updates.
In August 2018, Accounting Standards Update
2018-13
(“Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”—ASC 820 (“Fair Value Measurement”)) was issued. This update modifies and adds the disclosure requirements for Fair Value Measurements. This update also removes disclosure requirements of the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and early adoption is permitted. An entity is also permitted to early adopt any removed or modified disclosure requirements and delay adoption of the additional disclosure requirements until their effective date. Removals and modifications of disclosure requirements should be mainly applied retrospectively to all periods presented upon their effective date, while the additional disclosure requirements should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. The Company and its subsidiaries early adopted the removals of disclosure requirements from the three months ended September 30, 2018. The Company and its subsidiaries will adopt the modifications and additions of disclosure requirements from fiscal 2021. Since this update relates to disclosure requirements, the adoption will not have an effect on the Company and its subsidiaries’ results of operations or financial position.
In August 2018, Accounting Standards Update
2018-14
(“Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans”—ASC
715-20
(“Compensation—Retirement Benefits—Defined Benefit Plans—General”)) was issued. This update adds and clarifies the disclosure requirements for Pension Plans, and removes certain disclosure requirements such as the amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost over the next fiscal year. This update is effective for fiscal years ending after December 15, 2020. The amendments in this update should be applied on a retrospective basis to all periods presented. Early adoption is permitted. The Company and its subsidiaries will adopt this update from fiscal 2021. Since this update relates to disclosure requirements, the adoption will not have an effect on the Company and its subsidiaries’ results of operations or financial position.
In December 2019, Accounting Standards Update
2019-12
(“Simplifying the Accounting for Income Taxes”—ASC 740 (“Income Taxes”)) was issued. This update removes the exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment, the exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary, and other exceptions. This update also simplifies certain other elements of the accounting for the income taxes. This update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020 and early adoption is permitted. The income tax simplifications related to changes in ownership of foreign equity method investments and foreign subsidiaries shall be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The other amendments in this update shall be applied on a retrospective basis to all periods presented, on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption, or on a prospective basis. The Company and its subsidiaries will adopt this update on April 1, 2021. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as changes in disclosures required by this update.
In January 2020, Accounting Standards Update 2020-01 (“Clarifying the Interactions between Equity Securities, Equity Method and Joint Ventures, and Derivatives and Hedging” —ASC 321 (“Investments-Equity Securities”), ASC 323 (“Investments-Equity Method and Joint Ventures), and ASC 815 (“Derivatives and Hedging)) was issued. This update clarifies that an entity should consider observable transactions that require it to either apply or discontinue the equity method of accounting for the purposes of applying the measurement alternative in accordance with ASC 321 (“Investments-Equity Securities”) immediately before applying or upon discontinuing the equity method. This update also clarifies the scope of considerations for forward contracts and purchased options on certain securities that do not meet the definition of a derivative. This update is effective prospectively for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, and early adoption is permitted. The Company and its subsidiaries will adopt this update on April 1, 2021. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as changes in disclosures required by this update.
In March 2020, Accounting Standards Update 2020-04 (“Facilitation of the Effects of Reference Rate Reform on Financial Reporting”—ASC 848 (“Reference Rate Reform”)) was issued. This update provides companies with optional expedients and exceptions for applying generally accepted accounting principles to contract, hedging relationships and other transactions that reference London Interbank Offered Rate or another reference rate expected to be discontinued because of reference rate reform. This update is effective as of March 12, 2020 through December 31, 2022. We are currently in the process of identifying the potential effect on the Company and its subsidiaries’ results of operations or financial position by the adoption of this update.

Reclassifications
(ah) Reclassifications
Revenues from financial guarantees presented in the consolidated statements of income have been changed from “Services income” to “Finance revenues” starting from fiscal 2019.
This change aims to reflect revenue structure of the Company and its subsidiaries more appropriately accompanying the adoption of ASC 606 (“Revenue from Contracts with Customers”). Corresponding to this change, the presented amount in the consolidated statements of income for fiscal 2018 has also been reclassified retrospectively to conform to the presentation for fiscal 2019.
In the Company’s consolidated statements of income for fiscal 2018, “Services income” in the amount of ¥14,148 million has been reclassified to “Finance revenues.”